Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 592,514	$ 1,288,495
Restricted cash	50,007	1,100,000
Accounts receivable:
Trade, net	1,415,083	855,963
Other	1,119	21,697
Related party	435,948	27,818
Inventory		24,999
Other assets	98,871	373,074
Total current assets	2,593,542	3,692,046
PROPERTY AND EQUIPMENT, NET	5,934,907	117,398
OTHER ASSETS
Deposits	52,172	515,000
Intangibles, net	1,054,839	537,884
Total other assets	1,107,011	1,052,884
Total assets	9,635,460	4,862,328
Accounts payable:
Trade	3,781,287	995,105
Related party	1,886,386	331,337
Accrued liabilities	912,314	1,313,970
Deferred revenue		48,130
Capital Lease obligation	5,835,181
Customer deposits	278,945	754,545
Total current liabilities	12,694,113	3,443,087
LONG TERM LIABILITIES
Common stock warrant liability	102,185	11,242,800
Total long term liabilities	102,185	11,242,800
Total liabilities	12,796,298	14,685,887
Commitments and contingencies - Note 9
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.0001 par value; 40,000,000 shares authorized, 4,578,070 and 1,369,735 shares issued and outstanding at December 31, 2016 and 2015, respectively	458	137
Common stock, $0.0001 par value; 100,000,000 shares authorized; 11,064,664 and 8,836,421 shares issued and outstanding at December 31, 2016 and 2015, respectively	1,106	884
Additional paid in capital	10,050,746	262,496
Accumulated deficit	(13,213,148)	(10,087,076)
Total stockholders' deficit	(3,160,838)	(9,823,559)
Total liabilities and stockholders' deficit	$ 9,635,460	$ 4,862,328